RELATED PARTY TRANSACTIONS - Compensation of Key Management Personnel (Details) - Related parties - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 28.9	$ 14.8
Post-employment benefits	2.9	2.0
Key management personnel compensation, share-based payment	22.7	3.3
Compensation of key management personnel	$ 54.5	$ 20.1